BUSINESS COMBINATION - Purchase Price Allocation (Details) - USD ($)		12 Months Ended
	Apr. 22, 2020	Jul. 31, 2020	Jul. 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 25,902,394	$ 0
LGC
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1,060,435
Accounts receivable	2,613,970
Prepayment and other current assets	2,219,950
Property and equipment	2,728,000
Intangible assets (trade name and customer relationship)	8,000,000
Deferred film production cost	323,522
Deferred income tax assets	75,822
Taxes payable	3,255,935
Other current liabilities	2,701,495
Fair value of non-controlling interest	19,664,326
Goodwill	31,523,861
Total purchase consideration	$ 22,923,804
Trade name | LGC
Business Acquisition [Line Items]
Intangible assets (trade name and customer relationship)		$ 1,300,000
Definite lives (in years)	9 years 7 months 6 days	9 years 7 months 6 days
Customer relationship | LGC
Business Acquisition [Line Items]
Intangible assets (trade name and customer relationship)		$ 6,700,000
Definite lives (in years)	6 years 2 months 12 days	6 years 2 months 12 days